Leases-Group as Lessee - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 23,038,000	$ 10,233,000
Lease commitments for short-term leases for which recognition exemption has been used	0
Cash outflow for leases	$ 5,429,000	$ 3,054,000	$ 1,866,000
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years